Significant capital and funding transactions	3 Months Ended
Jan. 31, 2020
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Significant capital and funding transactions

Note 8 Significant capital and funding transactions
Preferred Shares
On December 17, 2019, we
purchased for cash
200,000
depositary shares, each representing a one-fortieth interest in a share of our Fixed Rate/Floating Rate Non-
C
umulative First Preferred Shares, Series C-2 (C-2 Preferred Shares), for aggregate total consideration, including accrued dividends, of US$6 million. The purchased depositary and underlying C-2 Preferred Shares were subsequently cancelled. The C-2 Preferred Shares do not qualify as Tier 1 regulatory capital.
Subordinated deb
entures
On
December 6, 2019
, we redeemed all $2,000 million of our outstanding 2.99% subordinated debentures due on
December 6, 2024
for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
On
December 23, 2019
, we issued $1,500 million of NVCC subordinated debentures. The notes bear interest at a fixed rate of 2.88% per annum until December 23, 2024, and at the three-month Canadian Dollar Offered Rate plus
0.89
% thereafter until their maturity on December 23, 2029.
Common shares issued
(1)

	For the three months ended
	January 31, 2020		January 31, 2019
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (2)	233	$18	159	$11
Purchased for cancellation (3)	(6,993)	(86)	(3,684)	(45)
	(6,760)	$(68)	(3,525)	$(34)

(1)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three months ended January 31, 2020 and January 31, 2019, our DRIP’s requirements were satisfied through open market share purchases.
(2)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(3)	During the three months ended January 31, 2020, we purchased for cancellation common shares at a total fair value of $727 million
(average cost of $104.02 per share), with a book value of $86 million (book value of $12.34 per share)
.
During the three months ended January 31, 2019, we purchased for cancellation common shares at a total fair value of $348 million (average cost of $94.40 per share), with a book value of $45 million (book value of $
12.25
per share).